Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Minimum Future Rentals Of Premises Under Non-cancelable Operating Lease Agreements
2013	$440
2014	300
2015	275
2016	240
2017	183

$1,438